Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income	$ 50,478	$ 77,444	$ 19,113
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	166,086	166,975	213,592
Amortization of debt issuance costs and discounts	13,783	14,757	18,446
Loss on sale or disposal of assets	10,100	11,223	11,346
Loss on early extinguishment of debt and write-off of discounts and deferred financing costs	32,429
Deferred income tax provision	24,018	38,979	12,197
Equity-based compensation	6,025	1,191	823
Changes in assets and liabilities:
Accounts receivable	(3,215)	4,651	11,574
Inventories	(166)	(4,156)	(4,089)
Prepaid expenses and other current assets	(5,343)	(1,327)	(3,711)
Accounts payable	4,293	(6,247)	(6,223)
Accrued salaries, wages and benefits	(9,092)	899	6,514
Deferred revenue	94	(1,444)	(13,983)
Other accrued expenses	(824)	(760)	1,186
Other assets and liabilities	1,128	1,328	1,464
Net cash provided by operating activities	289,794	303,513	268,249
Cash Flows From Investing Activities:
Capital expenditures	(166,258)	(191,745)	(225,316)
Acquisition of Knott's Soak City Water Park		(12,000)
Change in restricted cash	(118)	(573)
Net cash used in investing activities	(166,376)	(204,318)	(225,316)
Cash Flows From Financing Activities:
Repayment of long-term debt	(189,255)	(57,680)	(586,248)
Repayment of note payable	(3,000)
Redemption premium payment	(15,400)
Proceeds from the issuance of debt	1,455	487,163	550,291
Proceeds from issuance of common stock			12,836
Proceeds from issuance of common stock in initial public offering, net of underwriter commissions	253,800
Purchase of treasury stock	(44,163)
Repayment of revolving credit facility, net		(36,000)	36,000
Dividends paid to stockholders	(36,175)	(502,977)	(106,920)
Payment of tax withholdings on equity-based compensation through shares withheld	(852)
Debt issuance costs	(13,968)	(7,024)	(5,926)
Offering costs	(4,694)	(3,665)
Net cash used in financing activities	(52,252)	(120,183)	(99,967)
Change in Cash and Cash Equivalents	71,166	(20,988)	(57,034)
Cash and Cash Equivalents-Beginning of period	45,675	66,663	123,697
Cash and Cash Equivalents-End of period	116,841	45,675	66,663
Supplemental Disclosures of Noncash Investing and Financing Activities
Dividends declared, but unpaid	17,939	203	3,180
Capital expenditures in accounts payable	27,160	22,696	28,441
Issuance of notes payable related to business acquisition		$ 3,000